Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill, net
Schedule of Changes in Carrying Amount of Goodwill, net
Changes in the carrying amount of goodwill consist of the following:

		Reporting Units Prior to July 1, 2020			Reporting Units Subsequent to September 1, 2021(1)

($ in millions)	North America Gaming and Interactive	North America Lottery	International	Italy	Global Lottery	Global Gaming	Digital & Betting	Discontinued Operations	Total
Balance at December 31, 2019	1,440	1,222	1,308	1,482	—	—	—	(520)	4,931
Impairment	(103)	—	(193)	—	—	—	—	—	(296)
Segment realignment	(1,337)	(1,222)	(1,113)	(1,480)	2,942	2,209	—	—	—
Foreign currency translation	—	—	(2)	(2)	55	28	—	—	78
Discontinued operations	—	—	—	—	—	(520)	—	520	—
Balance at December 31, 2020	—	—	—	—	2,997	1,716	—	—	4,713
Segment realignment	—	—	—	—	—	(265)	265	—	—
Foreign currency translation	—	—	—	—	(49)	(5)	(3)	—	(58)
Balance at December 31, 2021	—	—	—	—	2,948	1,446	261	—	4,656
(1) From July 1, 2020 to August 31, 2021, we operated under only two business segments: Global Lottery and Global Gaming.